Capital Stock (Details 2)	12 Months Ended
	Dec. 31, 2021 shares Customer $ / shares	Dec. 31, 2021 shares Customer $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | shares	807,150	807,150	1,326,958	1,428,408	1,394,642
Options outstanding weighted average exercise price	$ 3.73		$ 3.67	$ 3.67	$ 3.91
Options exercisable, end of period | shares	706,750	706,750	1,110,958	1,059,308
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | Customer	185,000	185,000
Weighted average remaining contractual life (in years)	1 year 4 months 6 days
Options outstanding weighted average exercise price		$ 0.30
Options exercisable, end of period | Customer	185,000	185,000
$0.31 - $1.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	90,000	90,000
Weighted average remaining contractual life (in years)	4 years 6 months 29 days
Options outstanding weighted average exercise price		$ 1.10
Options exercisable, end of period | Customer	90,000	90,000
$0.31 - $1.50 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.31
$0.31 - $1.50 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.50
$1.51 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	100,900	100,900
Weighted average remaining contractual life (in years)	3 years 3 days
Options outstanding weighted average exercise price		$ 1.90
Options exercisable, end of period | Customer	100,900	100,900
$1.51 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.51
$1.51 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	201,000	201,000
Weighted average remaining contractual life (in years)	2 years 5 months 26 days
Options outstanding weighted average exercise price		$ 4.95
Options exercisable, end of period | Customer	120,600	120,600
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.00
$5.01 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	230,250	230,250
Weighted average remaining contractual life (in years)	1 year 7 days
Options outstanding weighted average exercise price		$ 7.24
Options exercisable, end of period | Customer	210,250	210,250
$5.01 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30
$0.30 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	807,150	807,150
Weighted average remaining contractual life (in years)	2 years 1 month 9 days
Options outstanding weighted average exercise price		$ 3.73
Options exercisable, end of period | Customer	706,750	706,750
$0.30 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30